   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 10, 1998

                                               SECURITIES ACT FILE NO. 333-28245
                                       INVESTMENT COMPANY ACT FILE NO. 811-08237
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-2

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                         PRE-EFFECTIVE AMENDMENT NO. 5                    [X]
                          POST-EFFECTIVE AMENDMENT NO.                    [ ]

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   [X]
                                AMENDMENT NO. 5                           [X]
                            ------------------------

                           READER'S DIGEST AUTOMATIC
                         COMMON EXCHANGE SECURITY TRUST
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            C/O GOLDMAN, SACHS & CO.
                                85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 902-1000

                           KENNETH L. JOSSELYN, ESQ.
                                85 BROAD STREET
                            NEW YORK, NEW YORK 10004
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:

            ROBERT E. BUCKHOLZ, JR., ESQ.                         DONALD B. BRANT, JR., ESQ.
                 SULLIVAN & CROMWELL                            MILBANK, TWEED, HADLEY & MCCLOY
                  125 BROAD STREET                                 ONE CHASE MANHATTAN PLAZA
              NEW YORK, NEW YORK 10004                             NEW YORK, NEW YORK 10005

                            ------------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement
for the same offering is 333-       .
                            ------------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


==============================================================================================================
                                                     PROPOSED MAXIMUM    PROPOSED MAXIMUM
TITLE OF SECURITIES                AMOUNT BEING       OFFERING PRICE    AGGREGATE OFFERING      AMOUNT OF
BEING REGISTERED                    REGISTERED           PER UNIT            PRICE(1)        REGISTRATION FEE
--------------------------------------------------------------------------------------------------------------

Trust Automatic Common
  Exchange Securities.........     $11,854,496           $23.938           $283,772,926         $83,714(2)
==============================================================================================================


(1) Estimated solely for the purpose of calculating the registration fee.

(2) Of this amount, $3,030.31 was previously paid by the Registrant in connection with the initial filing of this Registration Statement on June 2, 1997 and $78,932.69 was previously paid by the Registrant in connection with the filing of Amendment No. 2 to this Registration Statement on December 18, 1997. The balance of $1,751 is submitted herewith.


     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.
================================================================================

                                     PART C


                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements
        Part A -- Report of Independent Accountants. Statement of Assets and
         Liabilities.
        Part B -- None.


    (b)  Exhibits
         2.a.(i)    Trust Agreement*
         2.a.(ii)   Form of Amended and Restated Trust Agreement*
         2.d        Form of Specimen Certificate of Trust Automatic Common Exchange Security
                    (included in Exhibit 2.a.(ii))*
         2.h        Form of Underwriting Agreement*
         2.j        Form of Custodian Agreement*
         2.k.(i)    Form of Administration Agreement*
         2.k.(ii)   Form of Paying Agent Agreement*
         2.k.(iii)  Form of Purchase Agreement*
         2.k.(iv)   Form of Collateral Agreement*
         2.k.(v)    Form of Fund Expense Agreement*
         2.k.(vi)   Form of Fund Indemnity Agreement*
         2.l        Opinion and Consent of Counsel to the Trust
         2.n.(i)    Tax Opinion of Counsel to the Trust
         2.n.(iii)  Consent of Independent Public Accountants
         2.n.(iv)   Consents to Being Named as Trustee*
         2.p        Form of Subscription Agreement*
         2.r        Financial Data Schedule*


---------------
 * Previously filed.

ITEM 25.  MARKETING ARRANGEMENTS

     See the Form of Underwriting Agreement to be filed as Exhibit 2.h to this Registration Statement.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:


        Registration fees.............................................  $ 81,963.00
        New York Stock Exchange listing fee...........................    46,150.00
        Printing (other than certificates)............................   100,000.00
        Fees and expenses of qualification under state securities laws
          (excluding fees of counsel).................................         0.00
        Accounting fees and expenses..................................    13,000.00
        Legal fees and expenses.......................................   200,000.00
        NASD fees.....................................................    30,500.00
        Miscellaneous.................................................   128,387.00
                  Total...............................................  $600,000.00
                                                                         ==========

ITEM 27.  PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Prior to June 2, 1997 the Trust had no existence. As of the effective date, the Trust will have entered into a Subscription Agreement for one Security with Goldman, Sachs & Co. and an Underwriting Agreement with respect to 10,308,257 Securities with Goldman, Sachs & Co. and Lazard Freres & Co. LLC, as representatives of the Underwriters named therein.

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES

                                                                           NUMBER OF
                                TITLE OF CLASS                           RECORD HOLDERS
        --------------------------------------------------------------   --------------
        Trust Automatic Common Exchange Securities....................          1

ITEM 29.  INDEMNIFICATION

     The Underwriting Agreement, to be filed as Exhibit 2.h to this Registration Statement, provides for indemnification to the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").

     The Amended and Restated Trust Agreement filed as Exhibit 2.a.(ii) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2.j, 2.k.(i) and 2.k.(iii) to this Registration Statement provide for indemnification to the Custodian, Administrator and Paying Agent against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as
Exhibit 2.k.(vi) to this Registration Statement provides that Goldman Sachs will indemnify the Trust for certain indemnification expenses incurred under the Amended and Restated Trust Agreement, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Not Applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     The Trust's accounts, books and other documents are currently located at the offices of the Registrant, c/o Goldman, Sachs & Co., 85 Broad Street, New York, New York 10004 and at the offices of The Bank of New York, the Registrant's Administrator, Custodian, paying agent, transfer agent and registrar.

ITEM 32.  MANAGEMENT SERVICES

     Not applicable.

ITEM 33.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to suspend offering of its units until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 10th day of February, 1998.


                                          READER'S DIGEST AUTOMATIC COMMON
                                          EXCHANGE SECURITY TRUST

                                          By:     /s/ ERIC S. SCHWARTZ
                                            ------------------------------------
                                                      Eric S. Schwartz
                                                          Trustee

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following person, in the capacities and on the date indicated.


                  NAME                                  TITLE                        DATE
----------------------------------------   --------------------------------   ------------------

          /s/ ERIC S. SCHWARTZ             Principal Executive Officer,       February 10, 1998
----------------------------------------     Principal Financial Officer,
            Eric S. Schwartz                 Principal Accounting Officer
                                             and Trustee

                                 EXHIBIT INDEX


                                                                                       SEQUENTIAL
 EXHIBIT                                                                                  PAGE
  NUMBER                                   DESCRIPTION                                   NUMBER
----------  -------------------------------------------------------------------------  ----------
2.a.(i)     Trust Agreement*
2.a.(ii)    Form of Amended and Restated Trust Agreement*
2.d         Form of Specimen Certificate of Trust Automatic Common Exchange Security
              (included in Exhibit 2.a.(ii))*
2.h         Form of Underwriting Agreement*
2.j         Form of Custodian Agreement*
2.k.(i)     Form of Administration Agreement*
2.k.(ii)    Form of Paying Agent Agreement*
2.k.(iii)   Form of Purchase Contract*
2.k.(iv)    Form of Collateral Agreement*
2.k.(v)     Form of Fund Expense Agreement*
2.k.(vi)    Form of Fund Indemnity Agreement*
2.l         Opinion and Consent of Counsel to the Trust
2.n.(i)     Tax Opinion of Counsel to the Trust
2.n.(iii)   Consent of Independent Public Accountants
2.n.(iv)    Consents to Being Named as Trustee*
2.p         Form of Subscription Agreement*
2.r         Financial Data Schedule*


---------------
 * Previously filed.